Commitments and Contingencies - Additional Information (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of contingent liabilities [line items]
Purchase obligations	₩ 2,713	₩ 4,836
Seoul Guarantee Insurance Co. Ltd.
Disclosure of contingent liabilities [line items]
Amount of payment guarantee	₩ 110